T. ROWE PRICE Global Technology Fund
September 30, 2021 (Unaudited)

Portfolio of Investments
‡
Shares $ Value
(Cost and value in $000s)
‡
COMMON STOCKS 95.6%
BUSINESS SERVICES 0.1%
Information Services 0.1%
CoStar Group (1) 119,770 10,307
Total Business Services 10,307
FINANCIAL SERVICES 5.2%
Payments 5.2%
Adyen (EUR) (1) 35,826 100,147
Mastercard, Class A  209,900 72,978
One97 Communications, Series G, Acquisition Date: 12/3/19,
Cost $6,129 (1)(2)(3) 24,073 7,121
Payoneer Global (1) 2,284,873 19,536
Square, Class A (1) 868,300 208,253
Stripe, Class B, Acquisition Date: 5/18/21, Cost $5,832 (1)(2)(3) 145,338 7,233
Visa, Class A  340,300 75,802
Total Financial Services 491,070
HARDWARE 1.0%
Consumer Electronics 1.0%
Pax Labs, Class A, Acquisition Date: 4/18/19, Cost $9,250 (1)(2)
(3) 2,456,552 3,120
Peloton Interactive, Class A (1) 1,012,200 88,112
Total Hardware 91,232
INDUSTRIALS 3.6%
Automobile Manufacturers 3.6%
Tesla (1) 434,600 337,024
337,024
Transportation Technology Services 0.0%
Didi Global, Acquisition Date: 10/19/15, Cost $2,272 (1)(3) 82,853 2,453
2,453
Total Industrials 339,477
INTERNET 26.8%
China Internet Media/Advertising 2.5%
Bilibili, ADR (1) 2,414,300 159,754
Tencent Holdings (HKD)  1,272,100 75,943
235,697
Rest of World Internet Media/Advertising 7.8%
Sea, ADR (1) 2,315,172 737,915
737,915

T. ROWE PRICE Global Technology Fund

Shares $ Value
(Cost and value in $000s)
‡
Rest of World Internet Retail 2.5%
Coupang (1) 2,454,984 68,371
Farfetch, Class A (1) 2,569,201 96,294
MercadoLibre (1) 41,842 70,269
234,934
Rest of World Internet Services 0.6%
Altimeter Growth SPAC / Grab Holdings PIPE (1)(4) 5,673,514 52,185
52,185
U.S. Internet Media/Advertising 2.9%
Facebook, Class A (1) 305,890 103,816
Khosla Ventures Acquisition II, Class A (1)(5) 2,892,100 29,442
Khosla Ventures Acquisition II SPAC / Nextdoor PIPE (1)(4) 467,709 4,285
Snap, Class A (1) 1,852,500 136,844
274,387
U.S. Internet Retail 6.1%
Amazon.com (1) 105,772 347,465
Carvana (1) 320,900 96,764
Etsy (1) 645,600 134,259
578,488
U.S. Internet Services 4.4%
Canva, Acquisition Date: 11/24/20 - 08/16/21, Cost $16,156 (1)
(2)(3) 18,071 30,796
DoorDash, Class A (1) 1,335,725 275,133
Maplebear DBA Instacart, Acquisition Date: 8/7/20,
Cost $3,550 (1)(2)(3) 76,623 9,578
Maplebear DBA Instacart, Acquisition Date: 8/7/20, Cost $185 (1)
(2)(3) 4,003 500
Match Group (1) 319,700 50,190
Upwork (1) 1,041,800 46,912
413,109
Total Internet 2,526,715
IT SERVICES 0.0%
IT Services 0.0%
Squarespace, Class A (1) 52,541 2,030
Total IT Services 2,030
MEDIA & ENTERTAINMENT 6.8%
Direct-to-Consumer Subscription Services 1.4%
Netflix (1) 214,400 130,857
Patreon, Acquisition Date: 8/19/21, Cost $785 (1)(2)(3) 13,935 780
131,637

T. ROWE PRICE Global Technology Fund

Shares $ Value
(Cost and value in $000s)
‡
Video Gaming 5.4%
Epic Games, Acquisition Date: 6/18/20 - 3/29/21,
Cost $37,575 (1)(2)(3) 58,355 56,115
ROBLOX, Class A (1) 6,042,385 456,502
512,617
Total Media & Entertainment 644,254
REAL ESTATE 1.2%
Real Estate 1.2%
Opendoor Technologies, Class A (1) 5,628,979 115,563
Total Real Estate 115,563
SEMICONDUCTORS 6.3%
Foundry 3.6%
Taiwan Semiconductor Manufacturing (TWD)  16,279,000 336,684
336,684
Semiconductor Capital Equipment 2.7%
ASML Holding (EUR)  346,483 258,843
258,843
Total Semiconductors 595,527
SOFTWARE 44.6%
Back-Office Applications Software 4.7%
Bill.com Holdings (1) 854,417 228,087
Coupa Software (1) 316,563 69,384
Legalzoom.com (1) 428,256 11,306
Paylocity Holding (1) 464,000 130,106
Plex Systems, EC, Acquisition Date: 9/7/21, Cost $87 (1)(2)(3) 86,778 78
Plex Systems, EC, Acquisition Date: 9/7/21, Cost $12 (1)(2)(3) 12,397 12
438,973
Collaboration and Productivity Software 16.0%
Atlassian, Class A (1) 1,487,395 582,196
Monday.com (1) 87,962 28,693
ServiceNow (1) 495,588 308,390
UiPath, Class A (1) 2,299,458 120,974
Zoom Video Communications, Class A (1) 1,785,140 466,814
1,507,067
Design Software 1.9%
Glodon, Class A (CNH)  6,758,294 69,784
Synopsys (1) 348,445 104,328
174,112
Front-Office Applications Software 7.1%
Five9 (1) 1,218,138 194,586

T. ROWE PRICE Global Technology Fund

Shares $ Value
(Cost and value in $000s)
‡
HubSpot (1) 703,800 475,832
670,418
Industry-Specific Software 5.8%
nCino (1) 943,052 66,985
Procore Technologies (1) 51,036 4,560
Procore Technologies, Acquisition Date: 7/15/20 - 5/20/21,
Cost $5,065 (1)(3) 88,098 7,477
ServiceTitan, Acquisition Date: 5/4/21, Cost $3,490 (1)(2)(3) 34,902 4,152
Shopify, Class A (1) 335,110 454,335
Themis Solutions, Acquisition Date: 4/14/21, Cost $3,204 (1)(2)(3) 142,720 3,204
Toast, Class A (1) 59,380 2,966
543,679
Infrastructure and Developer Tool Software 4.3%
Confluent, Class A (1) 767,922 45,807
Databricks, Acquisition Date: 7/24/20 - 8/28/20, Cost $7,954 (1)
(2)(3) 165,620 36,511
HashiCorp, Acquisition Date: 6/25/20, Cost $2,685 (1)(2)(3) 103,154 4,617
MongoDB (1) 295,700 139,426
Twilio, Class A (1) 564,703 180,168
406,529
Security Software 4.8%
Clear Secure, Class A (1) 134,562 5,524
Okta (1) 1,888,511 448,219
453,743
Total Software 4,194,521
Total Common Stocks (Cost $6,166,281) 9,010,696
CONVERTIBLE PREFERRED STOCKS 3.6%
FINANCIAL SERVICES 0.2%
Other Financial Services 0.2%
Coalition, Series E, Acquisition Date: 9/7/21, Cost $14,576 (1)(2)
(3) 882,194 14,576
Total Financial Services 14,576
HEALTHCARE 0.1%
Healthcare Services 0.1%
Capsule, Series D, Acquisition Date: 4/7/21, Cost $6,068 (1)(2)(3) 418,702 6,068
Total Healthcare 6,068

T. ROWE PRICE Global Technology Fund

Shares $ Value
(Cost and value in $000s)
‡
INDUSTRIALS 1.1%
Automobile Manufacturers 1.0%
Rivian Automotive, Series E, Acquisition Date: 7/10/20,
Cost $12,197 (1)(2)(3) 787,440 55,932
Rivian Automotive, Series F, Acquisition Date: 1/19/21,
Cost $20,176 (1)(2)(3) 547,511 38,890
94,822
Transportation Technology Services 0.1%
Waymo, Series A-2, Acquisition Date: 5/8/20, Cost $7,375 (1)(2)(3) 85,888 7,878
7,878
Total Industrials 102,700
INTERNET 0.5%
China Internet Media/Advertising 0.2%
ByteDance, Series E, Acquisition Date: 7/8/19, Cost $9,606 (1)(2)
(3) 194,898 24,471
24,471
U.S. Internet Retail 0.0%
Rent the Runway, Series F, Acquisition Date: 3/21/19,
Cost $5,770 (1)(2)(3) 258,153 3,805
Rent the Runway, Series G, Acquisition Date: 4/30/20,
Cost $1,561 (1)(2)(3) 105,887 1,561
5,366
U.S. Internet Services 0.3%
FLEXE, Series C, Acquisition Date: 11/18/20, Cost $5,197 (1)(2)(3) 427,147 5,197
Maplebear DBA Instacart, Series G, Acquisition Date: 7/2/20,
Cost $7,573 (1)(2)(3) 157,469 19,683
Maplebear DBA Instacart, Series I, Acquisition Date: 2/26/21,
Cost $3,391 (1)(2)(3) 27,125 3,391
28,271
Total Internet 58,108
MEDIA & ENTERTAINMENT 0.1%
Direct-to-Consumer Subscription Services 0.1%
Patreon, Series D, Acquisition Date: 7/14/21, Cost $12,334 (1)(2)
(3) 220,247 12,334
Total Media & Entertainment 12,334
SOFTWARE 1.6%
Back-Office Applications Software 0.1%
Gusto, Series E, Acquisition Date: 7/13/21, Cost $6,226 (1)(2)(3) 204,816 6,225
6,225

T. ROWE PRICE Global Technology Fund

Shares $ Value
(Cost and value in $000s)
‡
Collaboration and Productivity Software 0.0%
Evernote, Series 4, Acquisition Date: 5/2/12, Cost $1,338 (1)(2)(3) 111,219 434
Evernote, Series 5, Acquisition Date: 11/8/13, Cost $866 (1)(2)(3) 66,613 273
707
Industry-Specific Software 0.2%
ServiceTitan, Series F, Acquisition Date: 3/25/21, Cost $5,223 (1)
(2)(3) 48,666 5,790
ServiceTitan, Series G, Acquisition Date: 6/28/21, Cost $377 (1)
(2)(3) 3,171 377
Themis Solutions, Series AA, Acquisition Date: 4/14/21,
Cost $721 (1)(2)(3) 32,120 721
Themis Solutions, Series AB, Acquisition Date: 4/14/21,
Cost $72 (1)(2)(3) 3,190 72
Themis Solutions, Series B, Acquisition Date: 4/14/21,
Cost $78 (1)(2)(3) 3,490 78
Themis Solutions, Series E, Acquisition Date: 4/14/21,
Cost $9,129 (1)(2)(3) 406,590 9,129
16,167
Infrastructure and Developer Tool Software 1.3%
Databricks, Series F, Acquisition Date: 10/22/19, Cost $11,114 (1)
(2)(3) 258,785 57,050
Databricks, Series G, Acquisition Date: 2/1/21, Cost $4,246 (1)(2)
(3) 23,939 5,277
Databricks, Series H, Acquisition Date: 8/31/21, Cost $12,844 (1)
(2)(3) 58,262 12,844
DataRobot, Series F, Acquisition Date: 10/27/20, Cost $15,838 (1)
(2)(3) 1,205,132 32,973
DataRobot, Series G, Acquisition Date: 6/11/21, Cost $12,075 (1)
(2)(3) 441,318 12,075
HashiCorp, Series E, Acquisition Date: 3/13/20, Cost $3,368 (1)
(2)(3) 116,462 5,213
125,432
Total Software 148,531
Total Convertible Preferred Stocks (Cost $189,339) 342,317

T. ROWE PRICE Global Technology Fund

Shares $ Value
(Cost and value in $000s)
‡
SHORT-TERM INVESTMENTS 1.6%
Money Market Funds 1.6%
T. Rowe Price Treasury Reserve Fund, 0.05% (5)(6) 154,660,282 154,660
Total Short-Term Investments (Cost $154,660) 154,660
Total Investments in Securities 100.8%
(Cost $6,510,280) $ 9,507,673
Other Assets Less Liabilities (0.8)% (77,946)
Net Assets 100.0% $ 9,429,727
‡ Shares are denominated in U.S. dollars unless otherwise noted.
(1) Non-income producing
(2) Level 3 in fair value hierarchy.
(3) Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules ("restricted security"). Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description.
The fund has registration rights for certain restricted securities. Any costs related to such registration are borne by the issuer. The aggregate value of restricted securities (excluding 144A holdings) at period end amounts to $516,064 and represents 5.5% of net assets.
(4) A portion of the position represents an unfunded commitment; a liability to fund the commitment has been recognized. The fund's total unfunded commitment at September 30, 2021, was $61,412 and was valued at $56,470 (0.6% of net assets).
(5) Affiliated Companies
(6) Seven-day yield
ADR American Depositary Receipts
CNH Offshore China Renminbi
EC Escrow CUSIP; represents a beneficial interest in a residual pool of assets; the amount and timing of future distributions, if any, is uncertain; when presented, interest rate and maturity date are those of the original security.
EUR Euro
HKD Hong Kong Dollar
PIPE Private Investment in Public Equity
SPAC Special Purpose Acquisition Company
TWD Taiwan Dollar

T. ROWE PRICE Global Technology Fund

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the
1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the nine months ended September 30,
2021. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
Khosla Ventures Acquisition II, Class A  $ — $ (1,453) $ —
T. Rowe Price Treasury Reserve Fund, 0.05% — — 36
Totals $ — # $ (1,453) $ 36 +
Supplementary Investment Schedule
Affiliate
Value
12/31/20
Purchase
Cost
Sales
Cost
Value
09/30/21
Khosla Ventures Acquisition II,
Class A  $ — $ 30,895 $ — $ 29,442
T. Rowe Price Treasury Reserve
Fund, 0.05% 79,288 ¤ ¤ 154,660
Total $ 184,102 ^
# Capital gain distributions from mutual funds represented $0 of the net realized gain (loss).
+ Investment income comprised $36 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $185,555.

T. ROWE PRICE Global Technology Fund
Unaudited
Notes to Portfolio of Investments

T. Rowe Price Global Technology Fund, Inc. (the fund) is registered under the
Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial
Accounting Standards Board Accounting Standards Codification Topic 946. The
accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the New
York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The T. Rowe Price Valuation
Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with
GAAP and the 1940 Act. Subject to oversight by the Board, the Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes policies and procedures used in valuing financial instruments, including those which cannot be valued in accordance with normal procedures or using pricing vendors; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions;
evaluates the services and performance of the pricing vendors; oversees the pricing process to ensure policies and procedures are being followed; and provides guidance on internal controls and valuation-related matters. The Valuation Committee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

T. ROWE PRICE Global Technology Fund

Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the fund’s own assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.
The last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE, if the fund determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of its portfolio securities. Each business day, the fund uses information from outside pricing services to evaluate and, if appropriate, decide whether it is necessary to adjust quoted prices to reflect fair value by reviewing a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The fund uses outside pricing services

T. ROWE PRICE Global Technology Fund

to provide it with quoted prices and information to evaluate or adjust those prices. The fund cannot predict how often it will use quoted prices and how often it will determine it necessary to adjust those prices to reflect fair value.
Investments denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as provided by an outside pricing service.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation.
Investments for which market quotations or market-based valuations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Committee, in accordance with fair valuation policies and procedures.
The objective of any fair value pricing determination is to arrive at a price that could reasonably be expected from a current sale. Financial instruments fair valued by the
Valuation Committee are primarily private placements, restricted securities, warrants, rights, and other securities that are not publicly traded. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation Committee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Committee may also consider other valuation methods such as market-based valuation multiples;
a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis and updated as information becomes available, including actual purchase and sale transactions of the investment. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions, and fair value prices determined by the
Valuation Committee could differ from those of other market participants.

T. ROWE PRICE Global Technology Fund

Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on September 30, 2021 (for further detail by category, please refer to the accompanying Portfolio of Investments):
Following is a reconciliation of the fund’s Level 3 holdings for the period ended
September 30, 2021. Gain (loss) reflects both realized and change in unrealized gain/
loss on Level 3 holdings during the period, if any. The change in unrealized gain/
loss on Level 3 instruments held at September 30, 2021, totaled $211,014,000 for the period ended September 30, 2021.
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Common Stocks $ 7,939,078 $ 907,801 $ 163,817 $ 9,010,696
Convertible Preferred Stocks — — 342,317 342,317
Short-Term Investments 154,660 — — 154,660
Total $ 8,093,738 $ 907,801 $ 506,134 $ 9,507,673
($000s)
Beginning
Balance
12/31/20
Gain (Loss)
During
Period
Total
Purchases Total Sales
Ending
Balance
9/30/21
Investment in Securities
Common Stocks $ 67,972 $ 70,089 $ 32,614 $ (6,858) $ 163,817
Convertible Preferred Stocks 125,034 129,212 107,535 (19,464) 342,317
Total $ 193,006 $ 199,301 $ 140,149 $ (26,322) $ 506,134

T. ROWE PRICE Global Technology Fund

In accordance with GAAP, the following table provides quantitative information about significant unobservable inputs used to determine the fair valuations of the fund’s
Level 3 assets, by class of financial instrument. Because the Valuation Committee considers a wide variety of factors and inputs, both observable and unobservable, in determining fair values, the unobservable inputs presented do not reflect all inputs significant to the fair value determination.
Investments in
Securities
Value
(000s)
Valuation
Technique(s)+
Significant
Unobservable
Input(s)
Value or
Range of
Input(s)
Weighted
Average of
Input(s)*
Impact to
Valuation
from an
Increase
in Input**
Common
Stock
$ 163,817 Recent
comparable
transaction
price(s)
—# —# —# —#
Discount for
uncertainty
3%– 10% 9% Decrease
Market
comparable
Enterprise
value to sales
multiple
4.8x
– 30.2x
10.1x Increase
Sales growth
rate
11%–
40%
26% Increase
Enterprise
value to gross
profit multiple
9.5x
– 48.2x
33.6x Increase
Gross profit
growth rate
13%–
42%
35% Increase
Enterprise
value to
EBITDA
multiple
22.0x
– 25.4x
23.7x Increase
EBITDA
growth rate
32% 32% Increase
Discount
for lack of
marketability
10% 10% Decrease

T. ROWE PRICE Global Technology Fund

Investments in
Securities
Value
(000s)
Valuation
Technique(s)+
Significant
Unobservable
Input(s)
Value or
Range of
Input(s)
Weighted
Average of
Input(s)*
Impact to
Valuation
from an
Increase
in Input**
Convertible
Preferred
Stocks
$ 342,317 Recent
comparable
transaction
price(s)
—# —# —# —#
Capital
conversion
reference
point
$55
Billion
$55 Billion Increase
Market
comparable
Premium for
liquidation
preference
—# —# Increase
Probability
for potential
outcome
20%
- 55%
33% Increase
Enterprise
value to sales
multiple
3.1x
– 30.2x
7.6x Increase
Sales growth
rate
2% - 40% 35% Increase
Enterprise
value to gross
profit multiple
4.6x
– 38.9x
31.0x Increase
Gross profit
growth rate
1%– 42% 37% Increase
Discount
for lack of
collectability
100% 100% Decrease

T. ROWE PRICE Global Technology Fund

# No quantitative unobservable inputs significant to the valuation technique were created by the fund’s management.
* Unobservable inputs were weighted by the relative fair value of the instruments.
** Represents the directional change in the fair value of the Level 3 investment(s) that would have resulted from an increase in the corresponding input at period end. A decrease in the unobservable input would have had the opposite effect. Significant increases and decreases in these inputs in isolation could result in significantly higher or lower fair value measurements.
+ Valuation techniques may change in order to reflect management’s judgment of current market participant assumptions.
F132-054Q3 09/21
Investments in
Securities
Value
(000s)
Valuation
Technique(s)+
Significant
Unobservable
Input(s)
Value or
Range of
Input(s)
Weighted
Average of
Input(s)*
Impact to
Valuation
from an
Increase
in Input**
Discount
for lack of
marketability
10% 10% Decrease